Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent events
Subsequent events

29Subsequent events

There were no significant subsequent events between June 30, 2026 and the date of issue of these financial statements other than included in the preceding notes to the condensed consolidated interim financial statements.